Prepayments, Other Receivables and Other Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Prepayments Other Receivables And Other Assets [Line Items]
Assets recognised from the costs incurred to obtain a contract		¥ 353,000
Prepayments Other Receivables and Other Assets
Prepayments Other Receivables And Other Assets [Line Items]
Loan receivable current interest free and repayable period	1 year